DEBT	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
DEBT
NOTE 7 – DEBT
The Company’s long-term and other debt as of December 31, 2020 and 2019 consisted of the following:

	As of December 31, 2020	As of December 31, 2019
Trilogy LLC 2022 Notes	$350,000	$350,000
New Zealand 2023 Senior Facilities Agreement	205,561	—
Trilogy International South Pacific LLC 2022 Notes	50,000	—
Bolivian Bond Debt	20,114	—
New Zealand EIP Receivables Financing Obligation	15,053	16,372
Bolivian 2023 Bank Loan	6,224	7,112
Bolivian 2022 Bank Loan	4,373	5,249
Bolivian Tower Transaction Financing Obligation	4,546	16,757
New Zealand 2021 Senior Facilities Agreement	—	154,887
Bolivian 2021 Syndicated Loan	—	10,015
Other	5,837	8,027

	661,708	568,419
Less: deferred financing costs	(6,668)	(5,189)
Less: unamortized discount	(3,284)	(2,064)

Total debt and financing lease liabilities	651,756	561,166
Less: current portion of debt and financing lease liabilities	(21,001)	(32,428)

Total long-term debt and financing lease liabilities	$630,755	$528,738

As of December 31, 2020, the future maturities of long-term and other debt, excluding deferred financing costs and unamortized debt discounts, consisted of the following:

Years Ending December 31,
2021	$21,001
2022	404,777
2023	209,938
2024	6,275
2025	6,137
Thereafter	13,580

Total	$661,708

Trilogy LLC 2022 Notes:
On May 2, 2017, Trilogy LLC closed a private offering of $350 million aggregate principal amount of its senior secured notes due 2022 (the “Trilogy LLC 2022 Notes”). The Trilogy LLC 2022 Notes were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and to
non-U.S.
persons in offshore transactions in reliance on Regulation S under the Securities Act.
Trilogy LLC applied the proceeds of this offering together with cash on hand to redeem and discharge all of its then outstanding $450 million senior secured notes due 2019 (the “Trilogy LLC 2019 Notes”) and pay fees and expenses of $9.1 million related to the offering. The refinancing of the Trilogy LLC 2019 Notes was analyzed and accounted for on a lender-by-lender
basis under the syndicated debt model in accordance with the applicable accounting guidance for evaluating modifications, extinguishments and new issuances of debt. Accordingly, of the $9.1 million in fees and expenses related to the Trilogy LLC 2022 Notes offering, $4.8 million was recorded as a deferred financing cost and is included as a reduction in Long-term debt in the Consolidated Balance Sheets. The unamortized balance of the deferred financing costs associated with the Trilogy LLC 2022 Notes is amortized to Interest expense using the effective interest method over the term of the Trilogy LLC 2022 Notes.
The Trilogy LLC 2022 Notes bear interest at a rate of 8.875% per annum and were issued at 99.506%. Interest on the Trilogy LLC 2022 Notes is payable semi-annually in arrears on May 1 and November 1. No principal payments are due until maturity on May 1, 2022.
Trilogy LLC has the option of redeeming the Trilogy LLC 2022 Notes, in whole or in part, upon not less than 30 days’ and not more than 60 days’ prior notice as follows:

•	On or after May 1, 2020 but prior to May 1, 2021, at 102.219%

•	On or after May 1, 2021, at 100%
The Trilogy LLC 2022 Notes are subject to an indenture which includes restrictive covenants, including a covenant by Trilogy LLC not to incur additional indebtedness, subject to certain exceptions, such as exceptions that permit NuevaTel and 2degrees to incur certain additional indebtedness. The Trilogy LLC 2022 Notes are guaranteed by certain of Trilogy LLC’s domestic subsidiaries and are secured by a first-priority lien on the equity interests of such guarantors and a pledge of any intercompany indebtedness owed to Trilogy LLC or any such guarantor by 2degrees or any of 2degrees’ subsidiaries and certain third-party indebtedness owed to Trilogy LLC by any minority shareholder in 2degrees. As of the issue date of the Trilogy LLC 2022 Notes, and as of December 31, 2020, there was no such indebtedness outstanding.
In October 2020, the indenture governing the Trilogy LLC 2022 Notes was amended in connection with the issuance by Trilogy International South Pacific LLC (“TISP”) of $50 million of senior secured notes (the “TISP 2022 Notes”). The amendments to the indenture for the Trilogy LLC 2022 Notes included, among other things, certain changes to the indenture to permit: the issuance of the TISP 2022 Notes, the making of certain intercompany loans by TISP to Trilogy LLC, the entering by Trilogy LLC and Trilogy International South Pacific Holdings (“TISPH”) of guarantees of the TISP 2022 Notes, and the grant of a security interest in the collateral securing the TISP 2022 Notes. Further, under the amendments, TISP is permitted to make an offer to purchase the TISP 2022 Notes with any excess sale proceeds received by Trilogy LLC, TISPH, TISP or any of TISP’s subsidiaries in connection with an asset sale by Trilogy LLC, TISPH, TISP or any of TISP’s subsidiaries (including 2degrees) prior to Trilogy LLC being required to make an offer to purchase the Trilogy LLC 2022 Notes with any excess sale proceeds remaining thereafter. The indenture to the Trilogy LLC 2022 Notes was also amended to permit the sale of NuevaTel for non-cash
consideration provided that any
non-cash
consideration received in a sale can be converted to cash or cash equivalents within 12 months after the closing of such sale and that any cash proceeds be used promptly to redeem the Trilogy LLC 2022 Notes.
New Zealand 2023 Senior Facilities Agreement:
In February 2020, 2degrees completed a bank loan syndication in which ING Bank N.V. acted as the lead arranger. This debt facility (the “New Zealand 2023 Senior Facilities Agreement”) has a total available commitment of $285 million NZD ($205.6 million based on the exchange rate at December 31, 2020).
Separate facilities are provided under this agreement to (i) repay the then outstanding balance of the prior $250 million NZD senior facilities agreement (the “New Zealand 2021 Senior Facilities Agreement”) and pay fees and expenses associated with the refinancing ($235 million NZD), (ii) provide funds for further investments in 2degrees’ business ($30 million NZD), and (iii) fund 2degrees’ working capital requirements ($20 million NZD). As of December 31, 2020, the $235 million NZD facility ($169.5 million based on the exchange rate at December 31, 2020), the $30 million NZD facility ($21.6 million based on the exchange rate at December 31, 2020), and the $20 million NZD facility ($14.4 million based on the exchange rate at December 31, 2020) were fully drawn. Since there is no requirement to repay the $20 million NZD facility until maturity of the New Zealand 2023 Senior Facilities Agreement, the outstanding balance of $20 million NZD as of December 31, 2020 was recorded in Long-term debt and financing lease liabilities in the Consolidated Balance Sheet. The borrowings and repayments under these facilities, including any recurring activity relating to working capital, are included separately as Proceeds from debt and Payments of debt within Net cash provided by financing activities in the Consolidated Statements of Cash Flows.
The New Zealand 2023 Senior Facilities Agreement also provides for an uncommitted $35 million NZD accordion facility which, after commitments are obtained, can be utilized in the future for further investments in 2degrees’ business. The New Zealand 2023 Senior Facilities Agreement matures February 7, 2023.
The outstanding debt drawn under the New Zealand 2023 Senior Facilities Agreement accrues interest quarterly at the New Zealand Bank Bill Reference Rate (“BKBM”) plus a margin ranging from 2.40% to 3.80% (the “Margin”) depending upon 2degrees’ net leverage ratio at that time. The weighted average interest rate on the outstanding balance was 2.88% as of December 31, 2020.
Additionally, a commitment fee at the rate of 40% of the applicable Margin is payable quarterly on all undrawn and available commitments. As of December 31, 2020, the commitment fee rate was 0.96%.
Distributions from 2degrees to its shareholders, including Trilogy LLC, are subject to free cash flow tests under the New Zealand 2023 Senior Facilities Agreement, calculated at half year and full year intervals. There is no requirement to make prepayments of principal from 2degrees’ free cash flow. The outstanding debt may be prepaid without penalty at any time.
The New Zealand 2023 Senior Facilities Agreement contains certain financial covenants requiring 2degrees to:

•	maintain a total interest coverage ratio (as defined in the New Zealand 2023 Senior Facilities Agreement) of not less than 3.0;

•	maintain a net leverage ratio (as defined in the New Zealand 2023 Senior Facilities Agreement) of not greater than 2.75 from January 1, 2021 to December 31, 2021; and 2.50 thereafter; and

•
ensure capital expenditures do not exceed the aggregate of 110% of the agreed to annual capital expenditures (as defined in the New Zealand 2023 Senior Facilities Agreement) plus any capital expenditure funded by the issuance of new equity in any financial year.

The New Zealand 2023 Senior Facilities Agreement also contains other customary representations, warranties, covenants and events of default and is secured (in favor of an independent security trustee) by substantially all of the assets of 2degrees.
The refinancing of the New Zealand 2021 Senior Facilities Agreement was analyzed and accounted for on a lender-by-lender
basis under the syndicated debt model in accordance with the applicable accounting guidance for evaluating modifications, extinguishments and new issuances of debt. Accordingly, $2.2 million NZD ($1.4 million based on the average exchange rate in the month of payment) in fees and expenses related to the New Zealand 2023 Senior Facilities Agreement was recorded as a deferred financing cost and is included as a reduction within Long-term debt on the Consolidated Balance Sheet as of December 31, 2020. The remaining fees paid to lenders and third parties in connection with the refinancing were not significant and were expensed. The unamortized balance of the deferred financing costs associated with the New Zealand 2023 Senior Facilities Agreement is amortized to Interest expense using the effective interest method over the term of the New Zealand 2023 Senior Facilities Agreement.
Additionally, as a result of the refinancing, the $1.6 million NZD ($1.0 million based on the average exchange rate in the month of refinancing) of unamortized deferred financing costs associated with the New Zealand 2021 Senior Facilities Agreement will be amortized to Interest expense using the effective interest method over the term of the New Zealand 2023 Senior Facilities Agreement.
Trilogy International South Pacific LLC 2022 Notes:
In October 2020, TISP issued $50 million of senior secured notes. TISP is the wholly owned subsidiary of TISPH, which in turn is wholly owned by Trilogy LLC. TISP owns, through a subsidiary, TIP Inc.’s equity interest in 2degrees. The TISP 2022 Notes were issued pursuant to an agreement (the “Note Purchase Agreement”) whose terms and conditions are based on those of the Trilogy LLC 2022 Notes. The TISP 2022 Notes mature on May 1, 2022, bear an interest rate of 10.0% per annum and were issued at a 95.375% discount. Interest on the T
ISP
2022 Notes is payable semi-annually in arrears on May 1 and November 1. No principal payments are due until maturity on May 1, 2022.
Cash proceeds from the issuance of the TISP 2022 Notes were $46.0 million, net of issuance discount and consent fees paid with respect to certain amendments to the Trilogy LLC 2022 Notes that holders of those notes approved in order to permit the issuance of the TISP 2022 Notes. TISP is permitted to use proceeds of the TISP 2022 Notes to make intercompany loans to Trilogy LLC for the payment of interest due under the Trilogy LLC 2022 Notes and to pay interest due on the TISP 2022 Notes. The proceeds are otherwise restricted from use in general operations and the related cash balance is included in Restricted cash in the Consolidated Balance Sheet as of December 31, 2020.
The TISP 2022 Notes are guaranteed by Trilogy LLC and TISPH. The TISP 2022 Notes are also secured on a first priority basis by (a) TISPH’s pledge of (i) 100% of TISPH’s right, title and interest in the equity interests of TISP, and (ii) 100% of TISP’s right, title and interest in any intercompany loan made to Trilogy LLC, and (b) a lien on 100% of TISP’s right, title and interest in a cash collateral account in which the proceeds of the TISP 2022 Notes is being held until such time that such proceeds are used as permitted under the terms of the Note Purchase Agreement.
TISP has the option of redeeming the TISP 2022 Notes, in whole or in part, as follows:

•	On or prior to May 1, 2021, at 102.5%

•	After May 1, 2021, at 100%
The terms applicable to the TISP 2022 Notes are based on the terms set forth in the indenture for the Trilogy LLC 2022 Notes, and the restrictive covenants contained in the Note Purchase Agreement are materially consistent with those of the Trilogy LLC 2022 Notes. Additionally, the Note Purchase Agreement requires that $15.0 million in cash and cash equivalents be maintained free and clear of liens, other than specifically permitted liens, by Trilogy LLC and by TISPH and its subsidiaries, with the requirement that, for this purpose, cash and cash equivalents at 2degrees are measured based on TISP’s indirect equity interest in 2degrees.
The Note Purchase Agreement also includes a covenant requiring TISP to make an offer to purchase the TISP 2022 Notes with any excess sale proceeds received by Trilogy LLC, TISPH, TISP or any of TISP’s subsidiaries in connection with an asset sale by Trilogy LLC, TISPH, TISP or any of TISP’s subsidiaries (including 2degrees). TISP is not required to make an offer to purchase the TISP 2022 Notes in connection with a sale of NuevaTel.
Finally, the Note Purchase Agreement provides that Trilogy LLC is not permitted to directly or indirectly consummate a sale of NuevaTel unless the consideration payable in such sale exceeds $75 million.
Bolivian Bond Debt:
In August 2020, NuevaTel commenced a debt issuance process in Bolivia seeking to raise up to $24.2 million during an initial
90-day
open subscription process with certain Bolivian banks including BNB Valores S.A. and other financial institutions (the “Bolivian Bond Debt”). As of December 31, 2020, NuevaTel had raised $20.1 million through this issuance process. The bond offering was extended beyond the initial
90-day
period and concluded with no additional proceeds raised subsequent to December 31, 2020.
The bond includes two series of indebtedness. Series A (“Series A”) was fully subscribed, has a principal balance at December 31, 2020 of $9.7 million and bears interest at the rate of 5.8% per annum. Monthly principal repayments begin in February 2024 and Series A matures in August 2025. Series B (“Series B”) will have a principal balance of up to approximately $14.5 million and bears interest at the rate of 6.5% per annum. As of December 31, 2020, Series B had an outstanding principal balance of $10.4 million. Monthly principal repayments begin in September 2025 and Series B matures in August 2028. Interest on Series A and Series B is payable monthly.
A portion of the proceeds from the bond issuance were used to repay the Bolivian 2021 Bank Loan (as defined below) which had an outstanding balance of $8.3 million along with a separate bank loan which had an outstanding balance of $3.4 million. The remaining proceeds will be used to fund future capital expenditures.
The bonds are subject to certain financial covenants, including a debt to equity ratio and debt service ratio. The debt to equity ratio is applicable upon issuance of the bonds and the debt service ratio will be applicable commencing with the first quarter of 2022. None of TIP Inc. or its subsidiaries (other than NuevaTel) has any obligations under the bonds. The bonds are secured by certain sources of NuevaTel cash flows.
New Zealand EIP Receivables Financing Obligation:
In August 2019, 2degrees entered into the EIP receivables secured borrowing arrangement that enables 2degrees to sell specified EIP receivables to the Purchaser. The Company evaluated the structure and terms of this arrangement and determined we are required to consolidate the Purchaser in our financial statements. See Note 4 – EIP Receivables for further information. In July 2020, the arrangement was amended as described below.
While 2degrees can, in part, determine the amount of cash it will receive from each sale of EIP receivables under the arrangement, the amount of cash available to 2degrees varies based on a number of factors and is limited to a predetermined portion of the total amount of the eligible EIP receivables sold to the Purchaser.
Under the amended arrangement, the Purchaser has access to funding of $45.5 million NZD ($32.8 million based on the exchange rate at December 31, 2020), which the Purchaser can use to acquire EIP receivables from 2degrees. The amount outstanding under this arrangement was $20.9 million NZD ($15.1 million based on the exchange rate at December 31, 2020) and $24.3 million NZD ($16.4 million based on the exchange rate at December 31, 2019) as of December 31, 2020 and 2019, respectively. All proceeds received and repayments under this arrangement are included separately as Proceeds from EIP receivables financing obligation and Payments of debt, including sale-leaseback and EIP receivables financing obligations in financing activities in the Consolidated Statements of Cash Flows.

In 2019, this transaction was analyzed and accounted for in accordance with the applicable accounting guidance for consolidations and transfers and servicing arrangements. Accordingly, the $0.7 million NZD ($0.4 million based on the exchange rate in the month of payment) of incremental fees and expenses directly related to entering into the EIP receivables financing obligation was recorded as a deferred financing cost and is included as a reduction in debt in the Consolidated Balance Sheets. The unamortized balance of the deferred financing costs associated with the EIP receivables financing obligation is amortized ratably to Interest expense over the term of the EIP receivables financing obligation.
The Company determined the Purchaser’s obligation to its lenders under the EIP receivables financing arrangement to have characteristics similar to a revolving secured borrowing debt arrangement, and the Company has classified the total amount of the outstanding obligation between the Purchaser and its lenders as current in the Consolidated Balance Sheets. The obligation of the Purchaser is presented as a component of debt due to the accounting consolidation of the Purchaser with the Company; however, the obligation does not constitute indebtedness under the indenture for the Trilogy LLC 2022 Notes because the Purchaser is a separate entity whose equity is not held by the Company or its subsidiaries. The Purchaser pays principal and interest to its lenders on a monthly basis from proceeds that it receives from 2degrees, which collects EIP repayments from the 2degrees subscribers whose EIP receivables were sold to the Purchaser and remits such amounts to the Purchaser. The EIP receivables financing obligation matures in June 2023 under the amended arrangement. The outstanding obligation drawn under this amended arrangement accrues interest monthly at the BKBM plus a margin of 3.55%. The interest rate on the outstanding balance of the drawn facility was approximately 3.87% as of December 31, 2020. Additionally, a line fee of 0.70% is payable by the Purchaser annually on the total available commitment under the amended arrangement, which the Purchaser likewise pays from proceeds that it receives from 2degrees.
The EIP receivables financing obligation contains no financial covenants. The EIP receivables financing obligation contains customary representations, warranties, and events of default for an arrangement of this nature.
Bolivian 2023 Bank Loan:
In December 2018, NuevaTel entered into an $8.0 million debt facility (the “Bolivian 2023 Bank Loan”) with Banco Nacional de Bolivia S.A., a Bolivian bank and a lender in the Bolivian 2021 Syndicated Loan (as defined below), to fund capital expenditures. NuevaTel drew down the Bolivian 2023 Bank Loan in two $4.0 million advances that occurred in December 2018 and January 2019. The Bolivian 2023 Bank Loan is required to be repaid in quarterly installments which commenced in September 2019 through 2023, with 11% of the principal amount to be repaid during the first year and 22.25% of the principal amount to be repaid during each of the final four years.
Interest on the Bolivian 2023 Bank Loan accrued at a fixed rate of 7.0% for the first 24 months and thereafter at a variable rate of 5.0% plus Tasa de Referencia and is payable quarterly. The outstanding balance of the current and long-term portion of the Bolivian 2023 Bank Loan was $1.8 million and $4.4 million, respectively, as of December 31, 2020. The outstanding balance of the current and long-term portion of the Bolivian 2023 Bank Loan was $1.8 million and $5.3 million, respectively, as of December 31, 2019.
The Bolivian 2023 Bank Loan agreement contains no financial covenants and is unsecured.
Bolivian 2022 Bank Loan:
In December 2017, NuevaTel entered into a $7.0 million debt facility (the “Bolivian 2022 Bank Loan”) with Banco BISA S.A., a Bolivian bank and a lender in the Bolivian 2021 Syndicated Loan, to fund capital expenditures. The Bolivian 2022 Bank Loan is required to be repaid in quarterly installments which commenced in 2019 through 2022, with 25% of the principal amount to be repaid each year. Interest on the Bolivian 2022 Bank Loan accrues at a fixed rate of 6.0% and is payable quarterly. The outstanding balance of the current and long-term portion of the Bolivian 2022 Bank Loan was $1.7 million and $2.6 million, respectively, as of December 31, 2020. The outstanding balance of the current and long-term portion of the Bolivian 2022 Bank Loan was $1.8 million and $3.5 million, respectively, as of December 31, 2019.
The Bolivian 2022 Bank Loan agreement contains no financial covenants and is unsecured.
Bolivian Tower Transaction Financing Obligation:
In February 2019, NuevaTel entered into an agreement, which has been subsequently amended, to sell and leaseback up to 651 network towers. As of December 31, 2019, NuevaTel had completed the sale of 574 towers. In July 2020, NuevaTel completed the fourth and final closing of 34 network towers under this agreement. For further information, see Note 2 – Property and Equipment.
Upon adoption of the new lease standard, we were required to reassess any previously unrecognized sale-leaseback transactions to determine if a sale has occurred and qualification for leaseback accounting existed under the new lease standard. The reassessment resulted in certain individual tower sale transactions qualifying for sale-leaseback accounting that were not previously recognized as sale-leaseback transactions and were historically recorded as financing obligations. At the adoption date for the new lease standard, we derecognized tower-related financing obligations of $12.1 million for these site lease locations and measured the related ROU assets and lease liabilities in accordance with the transition guidance. For further information, see Note 1 – Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.
As of December 31, 2020, the outstanding balance of the current and long-term portion of the financing obligation under the Bolivian sale-leaseback transaction was $0.2 million and $4.4 million, respectively, all of which is considered indebtedness under the indenture for the Trilogy LLC 2022 Notes.
New Zealand 2021 Senior Facilities Agreement:
In July 2018, 2degrees entered into the New Zealand 2021 Senior Facilities Agreement, a bank loan syndication in which ING Bank N.V. acted as the lead arranger and underwriter, that had a total available commitment of $250 million NZD ($180.3 million based on the exchange rate at December 31, 2020). The debt under the New Zealand 2021 Senior Facilities Agreement bore interest quarterly at the BKBM plus a margin ranging from 2.40% to 3.80% depending upon 2degrees’ net leverage ratio at that time. Additionally, a commitment fee at the rate of 40% of the applicable margin was payable quarterly on all undrawn and available commitments. The New Zealand 2021 Senior Facilities Agreement’s original maturity date was July 31, 2021.
In February 2020, 2degrees entered into the New Zealand 2023 Senior Facilities Agreement and used a portion of the proceeds of that facility to repay the outstanding balance of the New Zealand 2021 Senior Facilities Agreement.
Bolivian 2021 Syndicated Loan:
In April 2016, NuevaTel entered into a $25 million debt facility with a consortium of Bolivian banks (the “Bolivian 2021 Syndicated Loan”). The net proceeds were used to fully repay the then outstanding balance of a previously outstanding loan agreement and the remaining proceeds were used for capital expenditures. The Bolivian 2021 Syndicated Loan was required to be repaid in quarterly installments which commenced in 2016, with 10% of the principal amount repaid during each of the first two years and 26.67% of the principal amount to be repaid during each of the final three years.
In February 2020, the outstanding balance of the Bolivian 2021 Syndicated Loan was repaid primarily with proceeds from the Bolivian 2021 Bank Loan.
Bolivian 2021 Bank Loan:
In February 2020, NuevaTel entered into an $8.3 million debt facility (the “Bolivian 2021 Bank Loan”) with Banco Nacional de Bolivia S.A. to repay the then outstanding balance under the Bolivian 2021 Syndicated Loan. The Bolivian 2021 Bank Loan was repaid in August 2020 with a portion of the proceeds of the Bolivian Bond Debt.
Interest Cost Incurred:
Consolidated interest cost incurred and expensed, prior to capitalization of interest, was $47.3 million, $47.1 million and $47.1 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2020	2019	2018
Interest paid, net of capitalized interest	$40,315	$42,623	$43,650

Deferred Financing Costs:
Deferred financing costs represent incremental direct costs of debt financing and are included in Long-term debt. As of December 31, 2020 and 2019, the balances were $6.7 million and $5.2 million, respectively. These costs are amortized using the effective interest method over the term of the related credit facilities. Amortization of deferred financing costs is included in interest expense and totaled $3.1 million, $2.1 million and $2.5 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Covenants:
As of December 31, 2020, the Company was in compliance with all of its debt covenants.